Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2015		December 31, 2016		December 31, 2017
Recoverable taxes:
IMPAC	Ps.	70,398	Ps.	58,960	Ps.	111,987
ISR		47,383		23,420		21,780
IVA		35,179		39,385		30,886
Tax to cash deposits		1,521		1,412		863
Business flat tax (IETU)		5,064		4,263		3,506
Withholding taxes		14,977		18,157		26,040
Corporation taxes		—		—		3,316
Other		1,056		1,083		198
	Ps.	175,578	Ps.	146,680	Ps.	198,576

Summary of Income Tax Expense (Benefit)

Income Tax – Income tax expense (benefit) for the years ended at December 31, 2015, 2016 and 2017 consists of the following:

	2015		2016		2017
ISR:
Current	Ps.	1,018,647	Ps.	1,532,875	Ps.	1,849,551
Deferred		(182,717)		(266,302)		(408,910)
Cancellation of unrecoverable tax on dividends		11,379		—		—
	Ps.	847,309	Ps.	1,266,573	Ps.	1,440,641

Schedule of Effective Tax Rate

Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2015, 2016 and 2017 is shown below:

	%	2015		%		2016	%	2017
Income before income taxes		Ps.	3,618,086		Ps.	4,620,132		Ps.	6,171,722
Income tax by applying the weighted average statutory rate (1)	29.5%		1,067,335	29.5%		1,362,939	30.0%		1,851,517
Effects of tax inflation over monetary assets	(3.8)%		(138,985)	(0.1)%		(4,893)	(7.8)%		(478,609)
(Unrecognized) applied tax loss carryforwards	(2.3%)		(81,645)	(2.1%)		(96,635)	1.0%		62,975
Derecognition of deferred tax asset	—		—	—		—	1.0%		63,657
Loss of goodwill impairment, not deductible	—		—	—		—	(0.1)%		(4,043)
Employee benefits	—		—	—		—	(0.2)%		(12,220)
Cancellation of recoverable tax on assets - undue payments	—		—	—		—	(0.1%)		(7,587)
Cancellation of non-recoverable ISR from dividends	0.3%		11,379	—		—	—		—
Other	(0.3)%		(10,775)	0.1%		5,162	(0.6)%		(35,049)
Effective tax rate	23.4%	Ps.	847,309	27.4%	Ps.	1,266,573	23.3%	Ps.	1,440,641

(1)

The tax rate used for the 2015, 2016 and 2017 reconciliations above is the average corporate tax rate payable by corporate entities in Mexico, Jamaica and Spain on taxable profits under tax law in these jurisdictions.

Schedule of Deferred Income Tax and Net Deferred Tax Liability

The deferred income tax are from Mexican subsidiaries:

	Assets
	December 31
	2015		2016		2017
Deferred ISR asset (liability):
Allowance for doubtful accounts	Ps.	34,813	Ps.	8,267	Ps.	7,209
Machinery and equipment		30,017		31,854		37,645
Improvements to concession assets		372,266		411,620		511,166
Airport concessions and rights to use airport facilities		4,046,418		4,162,475		4,461,211
Other acquired rights		111,492		118,215		130,776
Derivative financial instruments		—		(20,446)		(30,667)
Other assets		(121)		268		387
Tax loss carryforwards		137,330		233,965		170,990
Employee benefits		25,701		20,898		27,257
Accruals		7,251		9,469		12,966
Recoverable tax on assets		168,054		94,259		25,342
Deferred income tax asset	Ps.	4,933,221	Ps.	5,070,844	Ps.	5,354,282

The net deferred tax liability corresponds to the subsidiary in Jamaica:

	December 31, 2015		December 31, 2016		December 31, 2017
Deferred tax (liability) asset:
Trade receivables	Ps.	(2,158)	Ps.	(10,991)	Ps.	(822)
Machinery, equipment and improvements on leased buildings		(100,485)		(114,627)		(103,782)
Improvements to concession assets		(1,908)		(2,209)		(2,008)
Airport concessions		(728,231)		(835,432)		(748,879)
Accruals		13,903		16,586		16,238
Deferred tax liability	Ps.	(818,879)	Ps.	(946,673)	Ps.	(839,253)

Schedule of Unrecognized Deferred Income Tax Assets

Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items for the Mexican subsidiaries:

	December 31, 2015		December 31, 2016		December 31, 2017
Tax loss carryforwards	Ps.	202,024	Ps.	221,330	Ps.	212,464
Recoverable tax on assets		230,198		232,796		225,209
	Ps.	432,222	Ps.	454,126	Ps.	437,673

Summary of Deferred Income Tax from Tax Loss Carryforwards

Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Aguascalientes, Los Mochis, Manzanillo and Morelia, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in the airports of Aguascalientes, Morelia, Mochis and in Grupo Aeroportuario del Pacífico, S.A.B. de C.V., according to the amounts shown in the following table. With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2015		December 31, 2016		December 31, 2017
Tax loss carryforwards	Ps.	1,131,181	Ps.	1,517,650	Ps.	1,278,180
Unrecognized tax loss carryforwards		(673,415)		(737,766)		(708,212)
Recognized tax loss carryforwards	Ps.	457,766	Ps.	779,884	Ps.	569,968

Summary of Reconciliation of Changes in Deferred Tax Assets

	Balance as of January 1, 2015		Effects in profit and loss		Allocation to recoverable taxes		Balance as of December 31, 2015
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	40,020	Ps.	(5,207)	Ps.	—	Ps.	34,813
Machinery, equipment and improvements on leased buildings		29,459		558		—		30,017
Improvements to concession assets		345,242		27,024		—		372,266
Airport concessions and rights to use airport facilities		4,009,860		36,558		—		4,046,418
Other acquired rights		108,737		2,755		—		111,492
Other assets		583		(704)		—		(121)
Tax loss carryforwards		55,685		81,645		—		137,330
Employee benefits		24,005		1,696		—		25,701
Accruals		4,482		2,769		—		7,251
Recoverable tax on assets		233,091		6,118		(71,155)		168,054
Total deferred tax asset	Ps.	4,851,164	Ps.	153,212	Ps.	(71,155)	Ps.	4,933,221

	Balance as of January 1, 2016		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	34,813	Ps.	(26,546)	Ps.	—	Ps.	—	Ps.	8,267
Machinery, equipment and improvements on leased buildings		30,017		1,837		—		—		31,854
Improvements to concession assets		372,266		39,354		—		—		411,620
Airport concessions and rights to use airport facilities		4,046,418		116,057		—		—		4,162,475
Other acquired rights		111,492		6,723		—		—		118,215
Derivative financial instruments		—		(20,446)		—		—		(20,446)
Other assets		(121)		389		—		—		268
Tax loss carryforwards		137,330		96,635		—		—		233,965
Employee benefits		25,701		61		—		(4,864)		20,898
Accruals		7,251		2,218		—		—		9,469
Recoverable tax on assets		168,054		(842)		(72,953)		—		94,259
Total deferred tax asset	Ps.	4,933,221	Ps.	215,440	Ps.	(72,953)	Ps.	(4,864)	Ps.	5,070,844

	Balance as of January 1, 2017		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased buildings		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

Summary of Reconciliation of Changes in Deferred Tax Liabilities
	Balance as of January 1, 2015		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2015
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	—	Ps.	78	Ps.	(2,236)	Ps.	(2,158)
Machinery, equipment and improvements on leased buildings		—		1,220		(101,705)		(100,485)
Improvements to concession assets		—		619		(3,085)		(2,466)
Airport concessions		—		29,226		(757,457)		(728,231)
Accruals		—		(1,638)		16,099		14,461
Total deferred tax liability	Ps.	—	Ps.	29,505	Ps.	(848,384)	Ps.	(818,879)

	Balance as of January 1, 2016		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(2,158)	Ps.	(535)	Ps.	(8,298)	Ps.	(10,991)
Machinery, equipment and improvements on leased buildings		(100,485)		6,307		(20,449)		(114,627)
Improvements to concession assets		(2,466)		94		163		(2,209)
Airport concessions		(728,231)		45,003		(152,204)		(835,432)
Accruals		14,461		(6)		2,131		16,586
Total deferred tax liability	Ps.	(818,879)	Ps.	50,863	Ps.	(178,657)	Ps.	(946,673)

	Balance as of January 1, 2017		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased buildings		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

Summary of Components of Recoverable Tax on Assets

	December 31, 2015		December 31, 2016		December 31, 2017
Recoverable tax on assets paid	Ps.	398,252	Ps.	327,055	Ps.	250,551
Unrecognized recoverable tax on assets paid		(230,198)		(232,796)		(225,209)
Recognized recoverable tax on assets	Ps.	168,054	Ps.	94,259	Ps.	25,342